Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	The following table and related footnotes provide information about certain of the Company's related party transactions for the periods indicated:

	Year Ended December 31, 2021 $	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $
Voyage revenues (i)(iii)	40,225	37,481	49,257
Vessel operating expenses (i)(ii)	(7,011)	(6,505)	(6,629)
Time-charter hire expenses (iii)	(23,487)	(23,564)	(19,994)
General and administrative expenses (iv)	(27,098)	(15,779)	(15,393)
Restructuring charges (v)	(3,223)	—	(400)
Equity income (vi)	2,417	2,424	1,316